DEBT (Details) (CAD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
DEBT
Long-term debt, current portion	48,713,000	45,566,000
Long-term debt	976,585,000	1,023,999,000
Total debt	1,025,298,000	1,069,565,000
Bank credit facility
DEBT
Long-term debt	214,394,000	260,950,000
Unsecured, covenant-based bank credit facility	1,000,000,000
Basis points over bankers' acceptance rates (as a percent)	1.70%
Standby fees on undrawn portion of the facility as a percentage on drawn pricing	20.00%
Fees paid to extend the facility	700,000
Weighted average interest rate (as a percent)	2.60%	2.40%
Bank credit facility | Minimum
DEBT
Basis points over bankers' acceptance rates (as a percent)	1.50%
Bank credit facility | Maximum
DEBT
Basis points over bankers' acceptance rates (as a percent)	3.15%
Senior notes
DEBT
Long-term debt, current portion	48,713,000	45,566,000
Long-term debt	762,191,000	763,049,000
Total debt	810,904,000